UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-22301

Growth Capital TEI Portfolio, LLC

(Exact name of registrant as specified in charter)

GenSpring Family Offices, LLC	3801 PGA Blvd. Suite 555	Palm Beach Gardens, FL 33410

(Address of principal executive offices)
Ginny Neal
GenSpring Family Offices, LLC
3801 PGA Blvd, Suite 555
Palm Beach Gardens, FL 33410
(Name and address of agent for service)
Registrant’s telephone number, including area code: 561-746-8444
Date of fiscal year end: March 31, 2010
Date of reporting period: September 30, 2009

Item 1. Reports to Stockholders.

GROWTH CAPITAL TEI PORTFOLIO, LLC
(A Limited Liability Company)
Shareholders’ Report
September 30, 2009
(Unaudited)

GROWTH CAPITAL TEI PORTFOLIO, LLC
(A Limited Liability Company)
Statement of Assets, Liabilities and Members’ Capital
September 30, 2009
(Unaudited)

Assets
Investment in the Offshore Portfolio, at estimated fair value	$14,117,527
Cash and cash equivalents	158
Prepaids and other assets	25,570

Total assets	14,143,255

Liabilities and Members’ Capital
Accounts payable and accrued expenses	64,000

Total liabilities	64,000

Members’ capital	14,079,255

Total liabilities and members’ capital	$14,143,255

See accompanying notes to financial statements.

GROWTH CAPITAL TEI PORTFOLIO, LLC
(A Limited Liability Company)
Statement of Operations
For the Period Ended September 30, 2009*
(Unaudited)

Net investment loss allocated from the Offshore Portfolio:
Interest income	$133
Expenses	80,855
Fees waived	(649)

Net investment loss allocated from the Offshore Portfolio	(80,073)

Income of the TEI Portfolio:
Interest income	165

Expenses of the TEI Portfolio:
Professional fees	28,242
Amortization expense — offering costs	8,523
Organization expenses	1,365
Other expenses	792

Total expenses of the TEI Portfolio	38,922

Net loss of the TEI Portfolio	(38,757)

Net investment loss of the TEI Portfolio	(118,830)

Net realized and unrealized gain (loss) from investments and affiliated investments allocated from the Offshore Portfolio:
Net realized loss from investments	(39,093)
Change in unrealized appreciation/depreciation from investments and affiliated investments	485,110

Net realized and unrealized gain from investments and affiliated investments allocated from the Offshore Portfolio	446,017

Net increase in members’ capital resulting from operations	$327,187

*	Growth Capital TEI Portfolio, LLC commenced operations on July 1, 2009.
See accompanying notes to financial statements.

GROWTH CAPITAL TEI PORTFOLIO, LLC
(A Limited Liability Company)
Statement of Changes in Members’ Capital
For the Period Ended September 30, 2009*
(Unaudited)

Members’ capital at June 30, 2009	$—
Contributions	13,752,068
Net increase in members’ capital resulting from operations:
Net investment loss	(118,830)
Net realized loss from investments	(39,093)
Change in unrealized appreciation/depreciation from investments and affiliated investments	485,110

Net increase in members’ capital resulting from operations	327,187

Members’ capital at September 30, 2009	$14,079,255

*	Growth Capital TEI Portfolio, LLC commenced operations on July 1, 2009.
See accompanying notes to financial statements.

GROWTH CAPITAL TEI PORTFOLIO, LLC
(A Limited Liability Company)
Statement of Cash Flows
For the Period Ended September 30, 2009*
(Unaudited)

Cash flows from operating activities:
Net increase in members’ capital resulting from operations	$327,187
Adjustments to reconcile net increase in members’ capital resulting from operations to net cash used in operating activities:
Amortization of offering expenses	8,523
Net investment loss allocated from the Offshore Portfolio	80,073
Net realized and unrealized gain from investments and affiliated investments allocated from the Offshore Portfolio	(446,017)
Contributions to the Offshore Portfolio	(13,752,068)
Withdrawals from the Offshore Portfolio	485
Increase in prepaids and other assets	(34,093)
Increase in accounts payable and accrued expenses	64,000

Net cash used in operating activities	(13,751,910)

Cash flows from financing activities:
Contributions	13,752,068

Net cash provided by financing activities	13,752,068

Net increase in cash and cash equivalents	158
Cash and cash equivalents at beginning of period	—

Cash and cash equivalents at end of period	$158

*	Growth Capital TEI Portfolio, LLC commenced operations on July 1, 2009.
See accompanying notes to financial statements.

GROWTH CAPITAL TEI PORTFOLIO, LLC
(A Limited Liability Company)
Notes to Financial Statements
September 30, 2009
(Unaudited)
(1) Organization
     Growth Capital TEI Portfolio, LLC (the “TEI Portfolio”) is a limited liability company organized under the laws of the State of Delaware on May 1, 2009. The TEI Portfolio is registered with the Securities and Exchange Commission (“SEC”) as a non-diversified, closed end management company under the Investment Company Act of 1940, as amended (the “1940 Act”), and commenced operations on July 1, 2009 (“Inception”). The TEI Portfolio was created primarily to serve as a feeder fund for Growth Capital Cayman Portfolio, LDC (the “Offshore Portfolio”) and to provide an investment vehicle for tax-exempt investors which provide tax deferral for their beneficiaries. The Offshore Portfolio, in turn, invests substantially all of its assets in Growth Capital Master Portfolio, LLC (the “Master Portfolio”). For convenience, reference to the TEI Portfolio may include the Offshore Portfolio and Master Portfolio, as the context requires.
     The TEI Portfolio’s investment objective is to achieve growth of capital. The TEI Portfolio seeks to achieve its investment objective by investing substantially all of its assets in the Offshore Portfolio, which will in turn invest all of its assets in the Master Portfolio, which has the same investment objectives as the Offshore Portfolio and the TEI Portfolio. The Master Portfolio allocates assets by investing in a diversified portfolio of private investment companies, typically referred to as hedge funds, open-end investment companies, closed-end investment companies, exchange-traded funds or segregated managed accounts (each an “Investment Vehicle” and collectively “Investment Vehicles”). The Master Portfolio may also invest directly in equity securities, fixed income securities, mortgage and asset-backed securities, foreign investments and derivatives. The Master Portfolio’s financial statements, footnotes and schedule of investments, included elsewhere in this report, are an integral part of the TEI Portfolio’s financial statements that should be read in conjunction with this report. The percentage of the Master Portfolio’s member interests indirectly owned by the TEI Portfolio on September 30, 2009 was 2.18%.
     The Board of Directors (the “Board”) has overall responsibility for the management and supervision of the operations of the TEI Portfolio. Under the supervision of the Board, GenSpring Family Offices, LLC, a Florida liability company and majority-owned subsidiary of SunTrust Banks, Inc. (a financial holding company), oversees the management of the day-to-day operations of the TEI Portfolio.
     GenSpring Family Offices, LLC, is the managing member of, and adviser to, the TEI Portfolio (the “Managing Member” or “Adviser”). The Adviser is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940, as amended. Under an investment advisory agreement with the TEI Portfolio (the “Advisory Agreement”), the Adviser is responsible for developing, implementing, and supervising the TEI Portfolio’s investment program, under the supervision of the Board.
     Under the TEI Portfolio’s organizational documents and private placement memorandum (“PPM”), the TEI Portfolio’s officers and directors and the Adviser are indemnified against certain liabilities arising out of the performance of their duties and responsibilities with respect to the TEI Portfolio. In the normal course of business, the TEI Portfolio enters into contracts with service providers, which also provide for indemnifications by the TEI Portfolio for certain liabilities arising out of their duties and responsibilities for the TEI Portfolio. The TEI Portfolio’s maximum exposure under these

GROWTH CAPITAL TEI PORTFOLIO, LLC
(A Limited Liability Company)
Notes to Financial Statements, continued
September 30, 2009
(Unaudited)
arrangements is unknown, as this would involve any future potential claims that may be made against the TEI Portfolio. However, based on experience, the TEI Portfolio expects the risk of loss to be remote. In addition, the TEI Portfolio has purchased a Directors and Officers and Errors and Omissions insurance policy, which is designed to provide insurance coverage for errors and omissions and other liabilities arising out of the performance of the TEI Portfolio’s officers and directors duties and responsibilities for the TEI Portfolio. In addition, the Adviser has similar insurance coverage for its errors and omissions and other liabilities arising out of its duties and responsibilities for the TEI Portfolio.
(2) Summary of Significant Accounting Policies and Practices
(a) Basis of Accounting
     The accounting and reporting policies of the TEI Portfolio conform with accounting principles generally accepted in the United States of America (“GAAP”).
(b) Cash Equivalents
     The TEI Portfolio considers all unpledged temporary cash with a maturity date at the time of purchase of three months or less to be cash equivalents.
(c) Investment Securities Transactions
     The TEI Portfolio records securities transactions on a trade-date basis.
     The TEI Portfolio records monthly, its pro-rata share of income, expenses, changes in unrealized appreciation and depreciation, and realized gains and losses derived from the Offshore Portfolio.
     Investments that are held by the TEI Portfolio are marked to estimated fair value at the date of the financial statements, and the corresponding change in unrealized appreciation/ depreciation is included in the Statement of Operations.
     Realized gains and losses on securities, investment funds, and mutual funds are calculated using the specific lot identification method to determine cost.
(d) Valuation of Investments
     The valuation of the TEI Portfolio’s investments will be determined on the last business day of each month by the Valuation Committee. The valuation procedures of the TEI Portfolio with respect to the valuation of its underlying investments are considered by the Valuation Committee that was established to determine the valuation of the TEI Portfolio’s underlying investments. The members’ capital of the TEI Portfolio will equal their proportionate amount of the total assets of the Offshore Portfolio, less all of its liabilities, including accrued fees and expenses.
     The TEI Portfolio invests substantially all of its assets in the Offshore Portfolio, which in turn invests in the Master Portfolio. Investments in the Master Portfolio are recorded at estimated fair value. Valuation of the investments held by the Master Portfolio is discussed in the notes to the Master Portfolio financial statements included elsewhere in this report.

GROWTH CAPITAL TEI PORTFOLIO, LLC
(A Limited Liability Company)
Notes to Financial Statements, continued
September 30, 2009
(Unaudited)
(e) Investment Income
     Generally, distributions received from investments in Investment Vehicles, whether in the form of cash or securities, are applied as a reduction of the cost of the investments and to the extent distributions exceed the cost of the investment, a realized gain is recognized.
     For investments in securities, dividend income is recorded on the ex-dividend date, net of withholding taxes (where applicable). Interest income is recorded as earned on the accrual basis and includes amortization or accretion of premiums or discounts.
(f) Expenses
     Unless otherwise voluntarily or contractually assumed by the Adviser or another party, the TEI Portfolio bears all expenses incurred in its business, directly or indirectly through its investment in the Master Portfolio (through the Offshore Portfolio), including but not limited to, the following: all costs and expenses related to investment transactions and positions for the TEI Portfolio; administrative expenses and fees, transfer agency expenses and fees, legal fees; accounting, auditing and tax preparation fees; recordkeeping and custodial fees; costs of computing the TEI Portfolio’s net asset value; fees for data and software providers; research expenses; costs of insurance; registration expenses; certain offering costs; expenses of meetings of members; directors fees; all costs with respect to communications to members; transfer taxes, offshore withholding tax and taxes withheld on non-U.S. dividends; and other types of expenses as may be approved from time to time by the Board. Offering costs are amortized over a 12-month period or less from the date they are incurred. Organization costs are expensed in the period in which they were incurred.
     The Investment Vehicles in which the Master Portfolio invests bear various expenses in connection with their operations similar to those incurred by the Master Portfolio. The Investment Vehicles are managed by various investment managers who generally assess asset-based fees to and receive performance-based fees from the Investment Vehicles, which effectively reduce the investment return of the Investment Vehicles. As an indirect investor in the Investment Vehicles, the TEI Portfolio will bear its proportionate share of the expenses and fees of the Investment Vehicles, including any performance-based fees payable to investment managers of the Investment Vehicles. These expenses and fees of the Investment Vehicles that are paid by their members may be significant and are in addition to those incurred by the TEI Portfolio itself and will not have any impact on the expense ratios presented in the financial highlights of the TEI Portfolio.
(g) Income Taxes
     The TEI Portfolio is organized and operated as a limited liability company and is treated as a partnership for federal income tax purposes, and therefore is not subject to income taxes as a separate entity. Such taxes are the responsibility of the individual members. Accordingly, no provision for income taxes has been made in the TEI Portfolio’s financial statements. The TEI Portfolio may be allocated its share of offshore withholding taxes, applicable to certain U.S. investment income received by the Offshore Portfolio.
     The TEI Portfolio has evaluated the tax positions expected to be taken in the course of preparing the TEI Portfolio’s tax returns to determine whether the tax position will “more-likely-than-not” be sustained

GROWTH CAPITAL TEI PORTFOLIO, LLC
(A Limited Liability Company)
Notes to Financial Statements, continued
September 30, 2009
(Unaudited)
by the TEI Portfolio upon challenge by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold and that would result in a tax benefit or expense to the TEI Portfolio would be recorded as a tax benefit or expense in the current period. For the period ended September 30, 2009, the TEI Portfolio did not recognize any amounts for unrecognized tax benefits. A reconciliation of unrecognized tax benefits is not provided herein, as the beginning and ending amounts are zero, with no interim additions, reductions or settlements. Tax positions taken in tax years which remain open under the statute of limitations (generally three years for federal income tax purposes) will be subject to examination by tax authorities.
(h) Use of Estimates
     The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions relating to the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results, including the ultimate amount realized upon the sale of investments valued at estimated fair value, could differ from those estimates, and such differences may be significant.
(i) Fair Value Measurements
     The TEI Portfolio defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
     The inputs used to determine the fair value of the TEI Portfolio’s investments are summarized in the three broad levels listed below:
•	Level 1	— quoted prices in active markets for identical assets.

•	Level 2	— other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3	— significant unobservable inputs (which may include the TEI Portfolio’s own assumptions in determining the fair value of investments).
     The inputs or methodology used to value investments are not necessarily an indication of the risk associated with investing in those securities.
     Effective for the period ending September 30, 2009, the TEI Portfolio also adopted the provisions of Accounting Standards Codification 820-10-35, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“ASC 820-10-35”, formerly “FAS 157-4”). ASC 820-10-35 provides additional guidance for estimating fair value in accordance with FASB Accounting Standards Codification 820, “Fair Value Measurements” (“ASC 820”, formerly “FAS 157”), when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. ASC 820-10-35 is effective for fiscal years and interim periods ending after June 15, 2009. ASC 820-10-35 did not have an impact on the financial statements of the TEI Portfolio.

GROWTH CAPITAL TEI PORTFOLIO, LLC
(A Limited Liability Company)
Notes to Financial Statements, continued
September 30, 2009
(Unaudited)
     The following is a summary categorization as of September 30, 2009, of the TEI Portfolio’s investments based on the level of inputs utilized in determining the value of such investments:

	LEVEL 1	LEVEL 2	LEVEL 3
		Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs
Investment	$—	$—	$14,117,527

     The categorization of the TEI Portfolio’s investment in the Master Portfolio (through the Offshore Portfolio) as a Level 3 investment does not reflect the fact that many of the underlying investments held by the Investment Vehicles in which the Master Portfolio invests, if owned directly by the TEI Portfolio, might be classified as Level 1 investments.
     For the Level 3 investment, some or all of the following may have been used to determine fair value: market conditions, liquidity, and security type. For investments in private funds and direct private investments (which the TEI Portfolio may be invested in ultimately through the Master Portfolio), additional data regarding the operations and financial conditions of the investment, including monthly financial reports, are considered. In the case of investments having lock-ups or suspension of withdrawal rights under certain circumstances, additional consideration may be given to these restrictions in the determination of fair value.
     The following is a reconciliation of Level 3 investment for which significant unobservable inputs were used to determine fair value:

Investment
Balance as of June 30, 2009	$—
Allocated from the Offshore Portfolio:
Net Investment Loss	(80,073)
Net Realized Loss	(39,093)
Change in Unrealized Appreciation/ Depreciation	485,110
Net Contributions (Withdrawals)	13,751,583

Balance as of September 30, 2009	$14,117,527

     All net realized gains (losses) and changes in unrealized appreciation/depreciation in the table above are reflected in the accompanying Statement of Operations.
(j) Recently Issued Accounting Pronouncements
     In June 2009, the Financial Accounting Standards Board (the “FASB”) issued Accounting Standard Codification 105-10, “The FASB Accounting Standards Codification and the Hierarchy of Generally Accepted Accounting Principles — a replacement of FASB Statement No. 162” (“ASC 105-10”, formerly “SFAS 168”). ASC 105-10 replaces SFAS No. 162, “The Hierarchy of Generally Accepted Accounting Principles” and establishes the “FASB Accounting Standards Codification” (“Codification”) as the source of authoritative accounting principles recognized by the FASB to be applied by nongovernmental entities in the preparation of financial statements in conformity with GAAP. All

GROWTH CAPITAL TEI PORTFOLIO, LLC
(A Limited Liability Company)
Notes to Financial Statements, continued
September 30, 2009
(Unaudited)
guidance contained in the Codification carries an equal level of authority. On the effective date of ASC 105-10, the Codification will supersede all then-existing non-SEC accounting and reporting standards. All other non-grandfathered non-SEC accounting literature not included in the Codification will become non-authoritative. ASC 105-10 is effective for financial statements issued for interim and annual periods ending after September 15, 2009. The Board has evaluated this new statement and has determined that it will not have a significant impact on the determination or reporting of the TEI Portfolio’s financial statements.
     In September 2009 the FASB issued Accounting Standards Update 2009-12 to ASC 820-10-35, “Investments in Certain Entities that Calculate Net Asset Value Per Share (or Its Equivalent)” (“ASU 2009-12”). ASU 2009-12 amends the Codification in section 820-10, Fair Value Measurements and Disclosures, to permit an entity to measure fair value based on the net asset value per share of the investment, as a practical expedient. ASU 2009-12 also requires certain disclosures by major investment category about the attributes of those investments, including the nature of any restrictions on the investor’s ability to redeem its investments at the measurement date, any unfunded commitments, and the investment strategies of the investees. ASU 2009-12 is effective for interim and annual periods ending after December 15, 2009. The TEI Portfolio will adopt the provisions of ASU 2009-12 for fiscal year ending March 31, 2010 and management is currently evaluating the impact that this will have on the TEI Portfolio’s financial statements and related disclosures.
(3)	Members’ Capital Accounts
(a)	Issuance of Interests
     Upon receipt from an eligible investor of an initial or additional application for interests (“Interests”), which will generally be accepted as of the first day of each month, the TEI Portfolio will issue new Interests. The minimum initial investment is $100,000 and all issuances are subject to the receipt of payment in the full amount of the subscription no later than at the close of business on the third business day prior to the applicable subscription date. The Interests have not been registered under the Securities Act of 1933, as amended (the “Securities Act”), or the securities laws of any state. The TEI Portfolio issues Interests only in private placement transactions in accordance with Regulation D (or other applicable exemptions under the Securities Act) and similar provisions under state securities laws. No public market exists for the Interests, and none is expected to develop. The TEI Portfolio is not required, and does not intend, to hold annual meetings of its members. The Interests are subject to substantial restrictions on transferability and resale and may not be transferred or resold except as permitted under the TEI Portfolio’s limited liability company agreement and as described in the TEI Portfolio’s PPM. The TEI Portfolio reserves the right to reject any applications subscriptions of Interests.
(b)	Allocation of Profits and Losses
     For each fiscal period, generally monthly, net profits or net losses of the TEI Portfolio, including allocations from the Master Portfolio (through the Offshore Portfolio), are allocated among and credited to or debited against the capital accounts of all members as of the last day of each fiscal period in accordance with the members’ respective capital account ownership percentage for the fiscal period. Net profits or net losses are measured as the net change in the value of the members’ capital of the TEI Portfolio, including any net change in unrealized appreciation or depreciation of investments and income, net of expenses, and realized gains or losses during a fiscal period. Net profits or losses are allocated after giving effect for any

GROWTH CAPITAL TEI PORTFOLIO, LLC
(A Limited Liability Company)
Notes to Financial Statements, continued
September 30, 2009
(Unaudited)
initial or additional applications for Interests, which generally occur at the beginning of the month, or any repurchases of Interests.
(c)	Repurchase of Interests
     It is expected that members will be provided with the opportunity to have all or any portion of their Interests repurchased by the TEI Portfolio on a semi-annual basis. Each such repurchase offer may be limited and will generally apply to 5% to 25% of the net assets of the TEI Portfolio. However, no member will have the right to require the TEI Portfolio to redeem its Interest. Since the TEI Portfolio’s assets are invested in the Master Portfolio (through the Offshore Portfolio), the ability of the TEI Portfolio to have its Interests in the Master Portfolio be repurchased would be subject to the Master Portfolio and Offshore Portfolio’s repurchase policy. In addition, the TEI Portfolio may determine not to conduct a repurchase offer each time the Master Portfolio or Offshore Portfolio conducts a repurchase offer. The Board, in its sole discretion, may elect to postpone, suspend or terminate an offer to repurchase Interests. Under the policies and procedures that govern repurchase offers by the TEI Portfolio, there will be a substantial period of time between the date as of which members must tender their Interests for repurchase and the date they can expect to receive payment for their Interests from the TEI Portfolio.
(4)	Investments in Portfolio Securities
     As of September 30, 2009, and for the period then ended, all of the investments made by the TEI Portfolio were in the Master Portfolio (through the Offshore Portfolio).
(5)	Related Party Transactions and Other Agreements
(a)	Investment Advisory Agreement
     The Adviser has entered into the Advisory Agreement with the Master Portfolio, effective June 30, 2009. The Advisory Agreement provides that the Adviser is responsible, subject to the supervision of the Board, for formulating a continuing investment program for the Master Portfolio. The Adviser is authorized to make all decisions regarding the Master Portfolio’s purchase and withdrawal of interests in Investment Vehicles.
     The Master Portfolio will not pay the Adviser an investment management fee for services provided by the Adviser. However, the Adviser charges its family office clients a separate individualized fee for providing a variety of investment management services to them. The fee charged to the Adviser’s family office clients is not intended to cover the fees and expenses of the Adviser in providing investment management services to the TEI Portfolio.
(b)	Administration Agreement
     In consideration for administrative, accounting, and recordkeeping services, the Master Portfolio pays Citi Fund Services Ohio, Inc. (the “Administrator”) a monthly administration fee based on the month-end members’ capital of the Master Portfolio. The Master Portfolio is charged, on an annual basis, 0.065% on the Master Portfolio members’ capital of up to $500 million, 0.055% on the Master Portfolio members’ capital between the amounts of $500 million and $1 billion and 0.045% on the Master Portfolio members’ capital over $1 billion. The asset based fees are payable monthly in arrears and subject to a $540,000 annual minimum, with $10,000 waived for each of the first three months and subsequent waivers to be

GROWTH CAPITAL TEI PORTFOLIO, LLC
(A Limited Liability Company)
Notes to Financial Statements, continued
September 30, 2009
(Unaudited)
made as the parties may mutually agree. The Administrator also provides the TEI Portfolio, the Offshore Portfolio and the Master Portfolio with transfer agency and other investor related services at additional fees and expenses.
     The fund administration and transfer agency services fees for TEI Portfolio will be paid out of the Master Portfolio’s assets, which decreases the net profits or increase the net losses of members in the TEI Portfolio. The total administration and transfer agency fees incurred for the period ended September 30, 2009, as allocated to the TEI Portfolio were $2,946. Pursuant to the administration agreement, the Administrator agreed to waive $649 in administration fees from Inception through September 30, 2009.
(c)	Compensation for Directors
     The TEI Portfolio, Master Portfolio and Growth Capital Portfolio, LLC together pay each of the Directors who is not an “interested person” of the Adviser, as defined in the 1940 Act (the “Independent Directors”) an annual retainer of $30,000 which is paid quarterly, a fee of $3,000 per Board meeting, a fee of $1,500 per interim meeting, a fee of $1,500 per audit committee meeting to each committee member and an additional fee of $1,875 for the audit committee chairman, which is paid quarterly.
(6)	Financial Highlights
     Financial highlights for the period ended September 30, 2009 are summarized as follows:

Net investment loss to average members’ capital[1]	-3.49%
Gross expenses to average members’ capital[1]	3.52%
Net expenses to average members’ capital[1]	3.50%
Portfolio turnover[2]	4.80%
Total return[3]	2.50%
Members’ capital, end of period	$14,079,255
     A member’s total return and operating ratios may vary from those reflected based on the timing of capital transactions.

[1]	Ratios are calculated by dividing by average members’ capital measured at the end of each month during the period. Ratios include allocations of net investment income (loss) (including expenses) from the Offshore Portfolio and Master Portfolio. These ratios have been annualized for periods less than twelve months.

[2]	The TEI Portfolio is invested exclusively in the Offshore Portfolio which in turn is invested solely in the Master Portfolio, therefore this ratio reflects the portfolio turnover of the Master Portfolio, which is for the period indicated. Not annualized for periods less than twelve months.

[3]	Calculated as geometrically linked monthly returns for each month in the period. Total returns are not annualized for periods less than twelve months.

GROWTH CAPITAL TEI PORTFOLIO, LLC
(A Limited Liability Company)
Notes to Financial Statements, continued
September 30, 2009
(Unaudited)
(7)	Subsequent Events
     The TEI Portfolio accepts initial or additional applications for Interests generally as of the first day of the month. Investor subscriptions for Interests totaled approximately $7,695,548 for November and December 2009.
     Based on the net asset value of the TEI Portfolio, the Adviser recommended to the Board that a tender offer in an amount of up to $1,540,000 be made for the period ended December 31, 2009 to those members who elect to tender their Interests prior to the expiration of the tender offer period. The Board approved such recommendation and a tender offer notice expiring October 22, 2009 was mailed to the members in the TEI Portfolio. A total of 2 requests were received and approximately $1,860,000 of Interests were elected to be tendered. Due to the fact that the amount of the tender requests exceeded the maximum amount, a pro-rata payment will be made to each of the Interests who tendered.
     The TEI Portfolio has evaluated subsequent events through November 30, 2009, which is the date these financial statements were issued.

GROWTH CAPITAL TEI PORTFOLIO, LLC
(A Limited Liability Company)
Supplemental Information
September 30, 2009
(Unaudited)
Directors and Officers
     The TEI Portfolio’s operations are managed under the direction and oversight of the Board of Directors (the “Board” and each member a “Director”). Each Director serves for an indefinite term or until he or she reaches mandatory retirement, if any, as established by the Board. The Board appoints the officers of the TEI Portfolio who are responsible for the TEI Portfolio’s day-to-day business decisions based on policies set by the Board. The officers serve at the pleasure of the Board.
Allocation of Investments
     The following chart indicates the allocation of investments among the asset classes in the Master Portfolio as of September 30, 2009.

Asset Class[1]	Fair Value	%
Credit Strategies	$107,914,479	18.01
Equity Strategies	299,713,893	50.01
Global Trading	4,259,398	0.71
Multi-Strategy	120,613,911	20.13
Special Situations	66,774,009	11.14

	$599,275,690	100.00

[1]	The complete list of investments included in the following asset class categories are included in the Schedule of Investments of the Master Portfolio.
Form N-Q Filings
     The TEI Portfolio files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The TEI Portfolio’s Form N-Q is available on the Securities and Exchange Commission website at http://www.sec.gov. The TEI Portfolio’s Form N-Q may be reviewed and copied at the Securities and Exchange Commission Public Reference Room in Washington, DC and information regarding operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Proxy Voting Policies
     A description of the policies and procedures that the TEI Portfolio uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request,by calling 1-800-338-3559; and (ii) on the Securities and Exchange Commission website at http://www.sec.gov.
     Information regarding how the TEI Portfolio voted proxies relating to portfolio securities during the period ended June 30 is available (i) without charge, upon request, by calling 1-800-338-3559; and (ii) on the Securities and Exchange Commission website at http://www.sec.gov.

GROWTH CAPITAL TEI PORTFOLIO, LLC
(A Limited Liability Company)
Supplemental Information, continued
September 30, 2009
(Unaudited)
Additional Information
     The TEI Portfolio’s private placement memorandum (the “PPM”) includes additional information about Directors of the TEI Portfolio. The PPM is available, without charge, upon request by calling 1-800-338-3559.
Board of Directors Consideration of the Investment Advisory Agreement
     In accordance with the Investment Company Act of 1940, as amended (“1940 Act”), the investment advisory agreement (“Advisory Agreement”) between GenSpring Family Offices, LLC (“Adviser”) and Growth Capital TEI Portfolio, LLC (“TEI Portfolio”) must be initially approved by (i) the vote of the Board of Directors of the TEI Portfolio (“Directors” or “Board members”) or a vote of the shareholders of the TEI Portfolio and (ii) the vote of a majority of the Directors who are not parties to the agreement or “interested persons” of any party to the investment advisory agreement, as defined in the 1940 Act (“Independent Directors”), cast in person at a meeting called for the purpose of voting on such approval.
     At the May 14, 2009 Organizational Meeting of the Board of Directors for the TEI Portfolio, the Board considered the approval of the Advisory Agreement. In preparation for this meeting, the Board members requested and reviewed a wide variety of information from the Adviser, which the Board determined to be reasonably necessary to evaluate the Advisory Agreement. The Directors used this information, as well as other information that the Adviser and other service providers submitted to the Board, to help them decide whether to approve the Advisory Agreement. The Board also received a detailed memorandum from Dechert LLP, counsel to the TEI Portfolio and the Board, regarding the responsibilities of the Board members in connection with their consideration of the Advisory Agreement.
     As discussed below, the Board considered many factors and a significant amount of information in evaluating whether the Advisory Agreement and the fees provided therein with respect to the TEI Portfolio should be approved. The Board was advised by independent legal counsel to the TEI Portfolio with respect to its deliberations regarding the approval of the Advisory Agreement. The discussion below is not intended to be all-inclusive or intended to touch on every fact that the Board took into consideration regarding the approval of the Advisory Agreement. The determination to approve the Advisory Agreement was made on the basis of each Director’s business judgment after consideration of all the information presented. It is important to recognize that individual Directors may have given different weight to certain factors and assigned various degrees of materiality to information received in connection with the approval process.
     In evaluating the Advisory Agreement, the Board reviewed materials furnished by the Adviser, including information regarding the Adviser’s personnel, operations and financial condition. Specifically, the Board considered, among other matters: (1) the nature, extent and quality of the investment management services to be provided to the TEI Portfolio by the Adviser, including information on the investment performance of the Adviser; (2) the costs of the services to be provided to the TEI Portfolio and projected profitability to the Adviser of its relationship with the TEI Portfolio; (3) the proposed advisory fee and total expense ratio of the TEI Portfolio compared to a relevant peer group of funds; and (4) other benefits that are expected to be derived by the Adviser from its relationship with the TEI Portfolio.

GROWTH CAPITAL TEI PORTFOLIO, LLC
(A Limited Liability Company)
Supplemental Information, continued
September 30, 2009
(Unaudited)
Nature, Extent and Quality of Services. With respect to this factor, the Board considered:
•	the general experience, business, operations and financial condition of the Adviser. In connection with these considerations, the Board was presented with detailed information concerning the organizational structure of the Adviser, the family office business of the Adviser, the number of family office clients serviced by the Adviser, the assets under management by the Adviser; and the financial condition and ownership of the Adviser;

•	the qualifications of management of the Adviser and the background and experience of the investment personnel that would be providing portfolio management services to the TEI Portfolio. In connection with these considerations, the Board was presented with detailed information concerning key portfolio management positions at the Adviser, the depth of the Adviser’s portfolio management team and the ability of the Adviser to retain such personnel;

•	the Adviser’s disciplined investment approach and commitment to certain investment principles;

•	the Adviser’s reputation, expertise and resources in investing in the types of securities that would be purchased by the TEI Portfolio;

•	the investment advisory services that are expected to be provided to the TEI Portfolio by the Adviser in the upcoming year;

•	the Adviser’s performance in connection with two unregistered funds that were merged into the TEI Portfolio;

•	the information provided by the Adviser in its Form ADV and in response to a detailed series of questions submitted by independent counsel to the Directors and the TEI Portfolio;

•	the Adviser’s significant compliance and tax reporting efforts, its oversight of sales of Interests in the TEI Portfolio; and the Adviser’s expected oversight of and interaction with the various service providers for the TEI Portfolio; and

•	the terms of the Advisory Agreement.
     Based on these and other factors, the Board concluded that the nature, extent and quality of the management and advisory services to be provided by the Adviser were appropriate and supported a decision to approve the Advisory Agreement.
Costs of Services and Projected Profitability. The Board considered information provided by the Adviser regarding the costs of services and projected profitability of the Adviser with respect to the TEI Portfolio and the related registered investment companies that invest all of their assets in the TEI Portfolio, including
•	the estimated overall fees and operating expenses for the TEI Portfolio as compared with those for similar registered investment companies;

GROWTH CAPITAL TEI PORTFOLIO, LLC
(A Limited Liability Company)
Supplemental Information, continued
September 30, 2009
(Unaudited)
•	the level of the investment advisory fees that the Adviser proposed to charge the TEI Portfolio compared with the fees the Adviser charges to other accounts or funds for which it provides investment advisory services; and
•	financial information regarding the Adviser.
     Based on these facts, the Board concluded that (i) the projected profitability of the TEI Portfolio to the Adviser under the Advisory Agreement was not unreasonable in light of the costs related to the services that the Adviser provides to the Fund and (ii) the Adviser was financially able to provide investment advisory services to the TEI Portfolio.
Economies of Scale. With respect to this factor, the Board noted that, under the Advisory Agreement, the proposed advisory fee for the TEI Portfolio is 0.00%. As a result, the Board concluded that there was no issue as to whether economies of scale with respect to the advisory fee should be considered.
Other Benefits. The Board considered the other benefits that the Adviser might gain from its relationship with the TEI Portfolio, derived from the Adviser’s desire to provide its family office clients with investment options that were designed to better meet the needs of its family office clients. The Board concluded that, to the extent such benefits are quantifiable, the benefits to the Adviser are reasonable and fair, result from the provision of appropriate services to the TEI Portfolio and investors therein, and are in the best interests of the TEI Portfolio and its members.
Conclusion. Prior to voting, the Board reviewed in executive session with independent counsel the legal standards applicable to the Board’s consideration of the approval of the Advisory Agreement. Based upon its review and consideration of all of the information requested and provided to the Board and the factors addressed above, the Board concluded that the proposed Advisory Agreement between the TEI Portfolio and the Adviser was fair and reasonable in light of the services to be provided to the TEI Portfolio and such other matters as the Board considered relevant in the exercise of its reasonable business judgment. Consequently, the Board unanimously approved the proposed Advisory Agreement.

GROWTH CAPITAL MASTER PORTFOLIO, LLC
(A Limited Liability Company)
Shareholders’ Report
September 30, 2009
(Unaudited)

GROWTH CAPITAL MASTER PORTFOLIO, LLC
(A Limited Liability Company)
Statement of Assets, Liabilities and Members’ Capital
September 30, 2009
(Unaudited)

Assets

Investments in Investment Vehicles, at estimated fair value (cost $280,860,753)	$297,012,237
Investments in affiliated Investment Vehicles, at estimated fair value (cost $274,681,974)	280,263,453
Investments in Mutual Funds, at fair value (cost $22,000,000)	22,000,000

Total investments	599,275,690
Cash and cash equivalents	6,553,065
Interest receivable	3,288
Investment Vehicle receivable — affiliates, at estimated fair value (Cost $9,952,414)	10,751,125
Prepaid contributions to Investment Vehicles	30,000,000
Receivable from investments sold	9,318,542
Prepaids and other assets	210,078

Total assets	656,111,788

Liabilities and Members’ Capital

Liabilities:
Contributions received in advance	6,626,000
Administration fees payable	105,000
Directors fees payable	85,711
Accounts payable and accrued expenses	716,531

Total liabilities	7,533,242

Members’ Capital:
Members’ capital	648,577,514
Minority member’s capital	1,032

Total members’ capital	648,578,546

Total liabilities and members’ capital	$656,111,788

See accompanying notes to financial statements.

GROWTH CAPITAL MASTER PORTFOLIO, LLC
(A Limited Liability Company)
Schedule of Investments
September 30, 2009
(Unaudited)

			% of
		Fair	Members’
	Shares	Value	Capital
Investments in Investment Vehicles
Credit Strategies
Long-Short Credit
Brigade Leveraged Capital Structures Fund, LP		$22,982,655
Caspian Capital Partners, L.P. (1)		11,353,784
Caspian Capital Partners, L.P. SIV (1)		1,756,377
GSO Special Situations Fund, LP		10,363,735
Litespeed Partners, LP (1)		19,800,107
Mariner Opportunities Fund, L.P. (1)		11,706,751
Mortgage Related
Tricadia Distressed and Special Situations Fund, L.P. (1)		15,951,070

Total Credit Strategies		93,914,479	14.48%

Equity Strategies
Long-Short Asia
East of Suez Fund	399,932	12,225,928
Penta Asia Domestic Partners, LP		14,058,240
Long-Short Emerging
Sansar Capital Special Opportunity Fund, L.P. (1)		9,111,483
Long-Short Global
Orange Capital Domestic I, LP		6,599,592
Long-Short Sector
Algebris Global Financials Fund, LP (1)		23,825,220
Long-Short Non-U.S.
Parvus European Absolute Opportunities Fund, LP		15,970,411
The Alphagen Octanis Fund Limited	30,927	5,858,117
Long-Short U.S.
Greenlight Capital Qualified, L.P.		55,951,965
P2 Capital Fund, L.P. (1)		8,185,130
P2 Capital II Fund, L.P. (2)		11,457,503
Low Net U.S.
Axial Capital Institutional, LP (1)		49,201,087
Marble Arch QP Partners, LP (1)		14,069,428
Soundpost Capital, LP (1)		17,081,727
Spring Point Opportunity Partners, L.P.		13,849,569
Low Net Sector
Dundonald Fund I, LP		11,389,384
Durban Capital, LP (1)		5,265,081
Short Biased
Spring Point Contra Partners, LP (1)		17,614,028

Total Equity Strategies		291,713,893	44.98%

Global Trading
Energy
BlueGold Global Fund, LP		4,259,398

Total Global Trading		4,259,398	0.66%

Multi-Strategy
D.E. Shaw Composite Fund L.L.C.		44,059,765
Elliott Associates, L.P.		46,229,500
Skybridge Capital Partners, L.P.		5,591,602
Taconic Opportunity Fund, L.P.		24,733,044

Total Multi-Strategy		120,613,911	18.60%

See accompanying notes to financial statements.

GROWTH CAPITAL MASTER PORTFOLIO, LLC
(A Limited Liability Company)
Schedule of Investments, continued
September 30, 2009
(Unaudited)

			% of
		Fair	Members’
	Shares	Value	Capital
Investments in Investment Vehicles (continued)
Special Situations
Environmental
Lyrical Calhoun Partners, LP (2)		$35,747,905
Mortgage Related
Pequot Matawin Fund, LP		1,098,263
Private Investment
BCC MOI, LP (1) (3)		245,167
BI Holdings, L.P. (3)		420,061
Fox & Hound Holding, LP (3)		945,585
Pinnacle Frames Holdings, LP (3)		425,423
Reinsurance
Newcastle Special Opportunity Fund V LP (2)		27,891,605

Total Special Situations		66,774,009	10.29%

Total Investments in Investment Vehicles (Cost $555,542,727)		577,275,690	89.01%

Investments in Mutual Funds
Credit Strategies
Long-Short Credit
Iron Strategic Income Fund (4)	1,228,070	14,000,000

Total Credit Strategies		14,000,000	2.16%

Equity Strategies
Fundamental Long Bias
Auer Growth Fund	1,269,841	8,000,000

Total Equity Strategies		8,000,000	1.23%

Total Investments in Mutual Funds (Cost $22,000,000)		22,000,000	3.39%

Total Investments (Cost $577,542,727)		599,275,690	92.40%
Other Assets in excess of Liabilities		49,302,856	7.60%

Total Members’ Capital		$648,578,546	100.00%

For certain Investment Vehicles for which the Master Portfolio has a capital commitment, the Master Portfolio may be allocated its pro-rata share of expenses prior to having to fund a capital call for such expenses. As of September 30, 2009, The Master Portfolio had no outstanding capital commitments.

All securities are non-income producing unless noted otherwise.

Refer to Note 4, Investments in Portfolio Securities, for information regarding the liquidity of the Master Portfolio’s investments.

(1)	Affiliated investments.

(2)	Affiliated investments for which ownership exceeds 25%.

(3)	Illiquid investments.

(4)	Income producing security.

SIV- Structured Investment Vehicle
See accompanying notes to financial statements.

GROWTH CAPITAL MASTER PORTFOLIO, LLC
(A Limited Liability Company)
Statement of Operations
For the Period Ended September 30, 2009*
(Unaudited)

Investment income:
Interest income	$6,084

Total investment income	6,084

Expenses:
Directors fees	149,134
Professional fees	458,551
Organization expense	229,675
Administration fees	136,125
Insurance expense	67,334
Other expenses	32,554

Total expenses	1,073,373
Administration fees waived	(30,000)

Net expenses	1,043,373

Net investment loss	(1,037,289)

Net realized and unrealized gain (loss) from investments and affiliated investments:
Net realized loss from investments	(1,792,055)
Change in unrealized appreciation/depreciation from investments and affiliated investments	22,531,674

Net realized and unrealized gain from investments and affiliated investments	20,739,619

Net increase in members’ capital resulting from operations	$19,702,330

*	Growth Capital Master Portfolio, LLC commenced operations on July 1, 2009.
See accompanying notes to financial statements.

GROWTH CAPITAL MASTER PORTFOLIO, LLC
(A Limited Liability Company)
Statement of Changes in Members’ Capital
For the Period Ended September 30, 2009*
(Unaudited)

		Minority
	Members	Member	Total
Members’ capital at June 30, 2009	$—	$—	$—
Contributions	109,942,025	1,066	109,943,091
Contributions from affiliated transfers-in-kind	518,960,763	—	518,960,763
Withdrawals	(27,638)	—	(27,638)
Net increase in members’ capital resulting from operations:
Net investment loss	(1,037,289)	—	(1,037,289)
Net realized loss from investments	(1,792,058)	3	(1,792,055)
Change in unrealized appreciation/depreciation from investments and affiliated investments	22,531,711	(37)	22,531,674

Net increase in members’ capital resulting from operations	19,702,364	(34)	19,702,330

Members’ capital at September 30, 2009	$648,577,514	$1,032	$648,578,546

*	Growth Capital Master Portfolio, LLC commenced operations on July 1, 2009.
See accompanying notes to financial statements.

GROWTH CAPITAL MASTER PORTFOLIO, LLC
(A Limited Liability Company)
Statement of Cash Flows
For the Period Ended September 30, 2009*
(Unaudited)

Cash flows from operating activities:
Net increase in members’ capital resulting from operations	$19,702,330
Adjustments to reconcile net increase in members’ capital resulting from operations to net cash used in operating activities:
Purchases of investments	(82,192,499)
Proceeds from disposition of investments	21,824,009
Amortization of offering costs	5,374
Net realized loss from investments	1,792,055
Change in unrealized appreciation/depreciation from investments and affiliated investments	(22,531,674)
Increase in prepaid contributions to Investment Funds	(30,000,000)
Increase in interest receivable	(3,288)
Increase in Investment Vehicle receivable — affiliates	(9,957,943)
Increase in receivable from investments sold	(9,318,542)
Increase in prepaids and other assets	(215,452)
Increase in administration fees payable	105,000
Increase in directors fees payable	85,711
Increase in accounts payable and accrued expenses	716,531

Net cash used in operating activities	(109,988,388)

Cash flows from financing activities:
Increase in contributions received in advance	6,626,000
Contributions	109,943,091
Withdrawals	(27,638)

Net cash provided by financing activities	116,541,453

Net increase in cash and cash equivalents	6,553,065
Cash and cash equivalents at beginning of period	—

Cash and cash equivalents at end of period	$6,553,065

Supplemental schedule of noncash activity:
Contributions in-kind	$518,960,763

*	Growth Capital Master Portfolio, LLC commenced operations on July 1, 2009.
See accompanying notes to financial statements.

GROWTH CAPITAL MASTER PORTFOLIO, LLC
(A Limited Liability Company)
Notes to Financial Statements
September 30, 2009
(Unaudited)
(1) Organization
     Growth Capital Master Portfolio, LLC (the “Master Portfolio”) is a limited liability company organized under the laws of the State of Delaware on May 1, 2009. The Master Portfolio is registered with the Securities and Exchange Commission (“SEC”) as a non-diversified, closed end management company under the Investment Company Act of 1940, as amended (the “1940 Act”), and commenced operations on July 1, 2009 (“Inception”). The Master Portfolio is the master fund in a master-feeder structure in which there are currently two feeder funds that are registered with the SEC under the 1940 Act and one feeder that is a limited duration company organized under Cayman law (i.e., Growth Capital Cayman Portfolio, LDC) and is used for investments in the Master Portfolio made by non-U.S. investors.
     On July 1, 2009, GenSpring Family Offices, LLC (“GenSpring”) transferred investments in-kind to the Master Portfolio in a tax-free exchange for Interests (as defined hereafter in note 3). These investments, with an estimated value at the date of transfer of $518,960,763, were transferred from two hedge funds managed by GenSpring for its family office clients.
     The Master Portfolio’s investment objective is to achieve growth of capital. The Master Portfolio seeks to achieve its investment objective by allocating assets and investing in a diversified portfolio of private funds, typically referred to as hedge funds, open-end investment companies, closed-end investment companies, exchange-traded funds or segregated managed accounts (each an “Investment Vehicle” and collectively, “Investment Vehicles”). The Master Portfolio may also invest directly in equity securities, fixed income securities, mortgage- and asset-backed securities, foreign investments and derivatives (“Opportunistic Investments”).
     The Board of Directors (the “Board”) has overall responsibility for the management and supervision of the operations of the Master Portfolio. Under the supervision of the Board, GenSpring, a Florida limited liability company and majority-owned subsidiary of SunTrust Banks, Inc. (a financial holding company), oversees the management of the day-to-day operations of the Master Portfolio.
     GenSpring is the managing member of, and adviser to, the Master Portfolio (the “Managing Member” or “Adviser”). The Adviser is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940, as amended. Under an investment advisory agreement with the Master Portfolio (the “Advisory Agreement”), the Adviser is responsible for developing, implementing, and supervising the Master Portfolio’s investment program, under the supervision of the Board.
     Under the Master Portfolio’s organizational documents and private placement memorandum (“PPM”), the Master Portfolio’s officers and directors and the Adviser are indemnified against certain liabilities arising out of the performance of their duties and responsibilities with respect to the Master Portfolio. In the normal course of business, the Master Portfolio enters into contracts with service providers, which also provide for indemnifications by the Master Portfolio for certain liabilities arising out of their duties and responsibilities for the Master Portfolio. The Master Portfolio’s maximum exposure under these arrangements is unknown, as this would involve any future potential claims that may be made against the Master Portfolio. However, based on experience, the Master Portfolio expects the risk of loss to be remote. In addition, the Master Portfolio has purchased a Directors and Officers and Errors and Omissions insurance policy, which is designed to provide insurance coverage for errors and omissions and other liabilities arising out of the performance of the Master Portfolio’s officers and directors duties and

GROWTH CAPITAL MASTER PORTFOLIO, LLC
(A Limited Liability Company)
Notes to Financial Statements, continued
September 30, 2009
(Unaudited)
responsibilities for the Master Portfolio. In addition, the Adviser has similar insurance coverage for its errors and omissions and other liabilities arising out of its duties and responsibilities for the Master Portfolio.
(2) Summary of Significant Accounting Policies and Practices
(a) Basis of Accounting
     The accounting and reporting policies of the Master Portfolio conform with accounting principles generally accepted in the United States of America (“GAAP”).
(b) Cash Equivalents
     The Master Portfolio considers all unpledged temporary cash with a maturity date at the time of purchase of three months or less to be cash equivalents.
(c) Investment Securities Transactions
     The Master Portfolio records securities transactions on a trade-date basis.
     Investments that are held by the Master Portfolio are marked to estimated fair value at the date of the financial statements, and the corresponding change in unrealized appreciation/depreciation is included in the Statement of Operations.
     Realized gains and losses on securities, investment funds, and mutual funds are calculated using the specific lot identification method to determine cost.
(d) Valuation of Investments
     The valuation of the Master Portfolio’s investments will be determined on the last business day of each month by the Valuation Committee. The valuation procedures of the Master Portfolio with respect to the valuation of its underlying investments are considered by the Valuation Committee that was established to determine the valuation of the Master Portfolio’s underlying investments. The members’ capital of the Master Portfolio will equal the value of the total assets of the Master Portfolio, less all of its liabilities, including accrued fees and expenses.
     Investments held and valued by the Master Portfolio are as follows:
•	Investment Vehicles — Investments in Investment Vehicles are ordinarily carried at estimated fair value based on the valuations provided to the Master Portfolio by the Investment Managers of such Investment Vehicles or the administrators of such Investment Vehicles. These Investment Vehicles value their underlying investments in accordance with policies established by such Investment Vehicles. Prior to investing in any Investment Vehicle, the Adviser, as part of the due diligence process, conducts a review of the management and operations of that Investment Vehicle. Based on this due diligence review of the Investment Vehicles, the Adviser represents to the Board that the Adviser reasonably believes that valuation policies of the Investment Vehicles in which a portfolio invests require that

GROWTH CAPITAL MASTER PORTFOLIO, LLC
(A Limited Liability Company)
Notes to Financial Statements, continued
September 30, 2009
(Unaudited)
portfolio securities that are publicly traded or traded through the dealer market will be valued at their market value, and that all other securities, including privately placed and otherwise illiquid securities, will be valued at their fair value. All of the Master Portfolio’s valuations utilize financial information supplied by each Investment Vehicle and are net of management and estimated performance incentive fees or allocations payable to the Investment Vehicles’ managers pursuant to the Investment Vehicles’ agreements. The Adviser will consider terms and conditions of the Master Portfolio’s agreement with the respective Investment Vehicle and other market participant considerations that may affect its fair value to determine whether it is appropriate to adjust the reported value to reflect estimated fair value. Generally, the estimated fair value of the Master Portfolio’s interest in an Investment Vehicle will represent the amount that the Master Portfolio believes it could reasonably expect to receive from an Investment Vehicle if the Master Portfolio’s interest were redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Master Portfolio believes to be reliable. Because of the inherent uncertainty of valuation, this estimated fair value may differ from the value that would have been used had a ready market for the investments in Investment Vehicles existed and such differences may be significant. The Master Portfolio’s investments in Investment Vehicles are subject to the terms and conditions of the respective operating agreements and offering memoranda of such Investment Vehicles, as appropriate.

•	Securities Listed on a Securities Exchange or Over-the-Counter Exchanges — In general, the Master Portfolio values securities at their last sales price on the date of determination, or if no sale occurred on such date, then at their composite “bid” prices for securities held long, or their composite “ask” price for securities held short. If no such prices are readily available, the securities are valued at fair value as determined in good faith in accordance with procedures approved by the Board.

Generally, fixed income and other debt securities are valued using a third-party pricing system, agent, or dealer selected by the Adviser, which may include the use of valuations furnished by a pricing service that employs matrix pricing techniques. The Board oversees the Adviser’s process for monitoring the reasonableness of valuations provided by any such pricing service. Debt securities with remaining maturities of 60 days or less will generally be valued at amortized cost, so long as the Board determines that such valuations represent fair value.

•	Short Sales — The Master Portfolio may engage in short sales (selling securities it does not own) as a part of its normal investment activities. Dividends declared on short positions existing on the record date are recorded on the ex-dividend date as an expense in the Statement of Operations. Liabilities for securities sold short are reported at market value in the Statement of Assets, Liabilities and Members’ Capital. Fluctuations in the value of this liability are recorded as unrealized gains or losses in the Statement of Operations. The Master Portfolio will incur a loss if the price of the security increases between the date of the short sale and the date on which the Master Portfolio replaces the borrowed security. The Master Portfolio will realize a gain if the price of the security declines between those dates.

GROWTH CAPITAL MASTER PORTFOLIO, LLC
(A Limited Liability Company)
Notes to Financial Statements, continued
September 30, 2009
(Unaudited)
Short selling involves the risk of potentially unlimited increase in the market value of the security sold short, which could result in potentially unlimited loss for the Master Portfolio.

•	Repurchase Agreements — The Master Portfolio may purchase instruments from financial institutions, such as banks and broker-dealers, subject to the seller’s agreement to repurchase them at an agreed upon time and price (“Repurchase Agreement”). A third party custodian bank takes possession of the underlying securities (“collateral”) of a Repurchase Agreement, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, the Master Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the Repurchase Agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

•	Reverse Repurchase Agreements — The Master Portfolio may sell securities to financial institutions, such as banks and broker-dealers, subject to the buyer’s simultaneous agreement to repurchase them at an agreed upon time and price (“Reverse Repurchase Agreement”). These transactions involve a risk that the other party will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Master Portfolio. Reverse Repurchase Agreements also involve the risk that the market value of the portfolio security sold by the Master Portfolio may decline below the price of the securities the Master Portfolio is obligated to purchase.

•	Distressed Securities — Certain companies in whose securities the Master Portfolio may invest could be considered distressed. These companies may be in transition, out of favor, financially leveraged or troubled, potentially troubled, and may be or have recently been involved in major strategic actions, restructurings, bankruptcy, reorganization or liquidation. The companies’ securities may be considered speculative, and the ability of the companies to pay their debts on schedule could be affected by adverse interest rate movements, changes in the general economic climate, economic factors affecting a particular industry or specific developments within the companies. A significant portion of the obligations and preferred stock in which the Master Portfolio may invest may be less than investment grade (commonly referred to as junk bonds), which may result in the Master Portfolio experiencing greater risks than it would if investing in higher rated instruments, however this also may offer the potential for high returns.

•	Restricted Securities — Certain of the Master Portfolio’s investments are restricted as to resale. Restricted securities are securities that may not be sold to the public without an effective registration statement under the Securities Act or that may be sold only in a privately negotiated transaction or pursuant to an exemption from registration.

•	Options — Options that are listed or quoted on a securities exchange or traded over-the-counter are valued at the mean between the closing “bid” and “ask” prices for such options on the date of determination, or if no such prices were quoted on such date, the mean between the “bid” and “ask” prices on the most immediate prior date on which such prices

GROWTH CAPITAL MASTER PORTFOLIO, LLC
(A Limited Liability Company)
Notes to Financial Statements, continued
September 30, 2009
(Unaudited)
were quoted. Securities which are not so listed or quoted shall be valued at their last closing “bid” prices if held “long” and at their last closing “ask” prices if held “short”.

•	Other Securities — For other securities or synthetic securities that are not actively traded on an exchange, Investment Vehicles and securities for which (i) no value is readily available, or (ii) a value is supplied by an Investment Vehicle or for a security that is deemed not to be indicative of its estimated fair value, the Adviser (by means of the Valuation Committee) will determine in good faith, the fair value of the Investment Vehicle or other security under policies and procedures adopted by the Board.

•	Securities Lending — The Master Portfolio may lend its securities to brokers, dealers and other financial institutions needing to borrow securities to complete certain transactions. The Master Portfolio is entitled to payments in amounts equal to the interest, dividends, or other distributions payable in respect of the loaned securities, which affords the Master Portfolio an opportunity to earn interest on the amount of the loan and on the loaned securities’ collateral. In connection with any such transaction, the Master Portfolio will receive collateral consisting of cash, U.S. Government securities or irrevocable letters of credit that will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. Risks associated with lending securities include, but are not limited to, loan default, devaluation of collateral and insufficient earnings from the collateral to cover expenses associated with the loan.
(e) Foreign Currency Translation
     The books and records of the Master Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis: (i) market value of investment securities, other assets and liabilities at the current rate of exchange; and (ii) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions. The Master Portfolio does not isolate the portion of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currency contracts.
(f) Investment Income
     Generally, the values of the investments in Investment Vehicles are determined whereby the Master Portfolio records the investment at its acquisition cost and the value is adjusted to reflect the Master Portfolio’s share of the income or loss (including realized gains and losses) and additional contributions or withdrawals from the Investment Vehicles. In general, distributions received from Investment Vehicles are accounted for as a reduction to cost and any proceeds received above the cost basis results in a realized gain. The net changes in unrealized appreciation or depreciation of investments in Investment Vehicles is reflected in the value of the Investment Vehicles.
     For investments in securities, dividend income is recorded on the ex-dividend date, net of withholding taxes (where applicable). Interest income is recorded as earned on the accrual basis and includes amortization or accretion of premiums or discounts.

GROWTH CAPITAL MASTER PORTFOLIO, LLC
(A Limited Liability Company)
Notes to Financial Statements, continued
September 30, 2009
(Unaudited)
(g) Expenses
     Unless otherwise voluntarily or contractually assumed by the Adviser or another party, the Master Portfolio bears all expenses incurred in its business, including but not limited to, the following: all costs and expenses related to investment transactions and positions for the Master Portfolio; administrative expenses and fees, transfer agency expenses and fees, legal fees; accounting, auditing and tax preparation fees; recordkeeping and custodial fees; costs of computing the Master Portfolio’s net asset value; fees for data and software providers; research expenses; costs of insurance; registration expenses; certain offering costs; expenses of meetings of the members; directors fees; all costs with respect to communications to members; transfer taxes, offshore withholding tax and taxes withheld on non-U.S. dividends; and other types of expenses as may be approved from time to time by the Board. Offering costs are amortized over a 12-month period or less from the date they are incurred. Organization costs are expensed in the period in which they were incurred.
     The Investment Vehicles bear various expenses in connection with their operations similar to those incurred by the Master Portfolio. The Investment Vehicles are managed by various investment managers who generally assess asset-based fees to and receive performance-based fees from the Investment Vehicles, which effectively reduce the investment return of the Investment Vehicles. These expenses and fees of the Investment Vehicles that are paid by their members may be significant and are in addition to those incurred by the Master Portfolio itself and will not have any impact on the expense ratios presented in the financial highlights of the Master Portfolio.
(h) Income Taxes
     The Master Portfolio is organized and operated as a limited liability company and is treated as a partnership for federal income tax purposes, and therefore is not subject to income taxes as a separate entity. Such taxes are the responsibility of the individual members. Accordingly, no provision for income taxes has been made in the Master Portfolio’s financial statements. For U.S. offshore withholding tax, the Master Portfolio may serve as withholding agent for its offshore feeder fund.
     The Master Portfolio has evaluated the tax positions expected to be taken in the course of preparing the Master Portfolio’s tax returns to determine whether the tax position will “more-likely-than-not” be sustained by the Master Portfolio upon challenge by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold and that would result in a tax benefit or expense to the Master Portfolio would be recorded as a tax benefit or expense in the current period. For the period ended September 30, 2009, the Master Portfolio did not recognize any amounts for unrecognized tax benefits. A reconciliation of unrecognized tax benefits is not provided herein, as the beginning and ending amounts are zero, with no interim additions, reductions or settlements. Tax positions taken in tax years which remain open under the statute of limitations (generally three years for federal income tax purpose) will be subject to examination by tax authorities.
(i) Use of Estimates
     The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions relating to the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of

GROWTH CAPITAL MASTER PORTFOLIO, LLC
(A Limited Liability Company)
Notes to Financial Statements, continued
September 30, 2009
(Unaudited)
income and expenses during the reporting period. Actual results, including the ultimate amount realized upon the sale of investments valued at estimated fair value, could differ from those estimates, and such differences may be significant.
(j) Fair Value Measurements
     The Master Portfolio defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
     The inputs used to determine the fair value of the Master Portfolio’s investments are summarized in the three broad levels listed below:
•	Level 1 — quoted prices in active markets for identical assets.

•	Level 2 — other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 — significant unobservable inputs (which may include the Master Portfolio’s own assumptions in determining the fair value of investments).
     The inputs or methodology used to value investments are not necessarily an indication of the risk associated with investing in those securities.
     Effective for the period ending September 30, 2009, the Master Portfolio adopted the provisions of Accounting Standards Codification 820-10-35, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“ASC 820-10-35”, formerly “FAS 157-4”). ASC 820-10-35 provides additional guidance for estimating fair value in accordance with FASB Accounting Standards Codification 820, “Fair Value Measurements” (“ASC 820”, formerly “FAS 157”), when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. ASC 820-10-35 is effective for fiscal years and interim periods ending after June 15, 2009. In accordance with ASC 820-10-35, the Master Portfolio has included additional disclosures on fair value measurements.
     The following is a summary categorization as of September 30, 2009, of the Master Portfolio’s investments based on the level of inputs utilized in determining the value of such investments:

GROWTH CAPITAL MASTER PORTFOLIO, LLC
(A Limited Liability Company)
Notes to Financial Statements, continued
September 30, 2009
(Unaudited)

		Level 2	Level 3
	Level 1	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

	Investment	Investment	Investment	Total
	Securities	Securities	Vehicles	Investments

Assets
Credit Strategies
Long-Short Credit	$14,000,000	$—	$77,963,409	$91,963,409
Mortgage Related	—	—	15,951,070	15,951,070
Equity Strategies
Long-Short Asia	—	—	26,284,168	26,284,168
Long-Short Emerging	—	—	9,111,483	9,111,483
Long-Short Global	—	—	6,599,592	6,599,592
Long-Short Sector	—	—	23,825,220	23,825,220
Long-Short Non-U.S.	—	—	21,828,528	21,828,528
Long-Short U.S.	—	—	75,594,598	75,594,598
Low Net U.S.	—	—	94,201,811	94,201,811
Low Net Sector	—	—	16,654,465	16,654,465
Fundamental Long Bias	8,000,000	—	—	8,000,000
Short Biased	—	—	17,614,028	17,614,028
Global Trading
Energy	—	—	4,259,398	4,259,398
Multi-Strategy
Multi-Strategy	—	—	120,613,911	120,613,911
Special Situations
Environmental	—	—	35,747,905	35,747,905
Mortgage Related	—	—	1,098,263	1,098,263
Private Investment	—	—	2,036,236	2,036,236
Reinsurance	—	—	27,891,605	27,891,605

Total Assets	$22,000,000	$—	$577,275,690	$599,275,690

     The categorization of investments amongst Levels 1 through 3 does not reflect the fact that many of the underlying investments held by the Investment Vehicles included in Level 3, if owned directly by the Master Portfolio, might be classified as Level 1 investments.
     For each Level 3 investment, some or all of the following may have been used to determine fair value: market conditions, liquidity, and security type. For investments in private funds and direct private investments, additional data regarding the operations and financial conditions of the investment, including monthly financial reports, are considered. In the case of investments having lock-ups or suspension of withdrawal rights under certain circumstances, additional consideration may be given to these restrictions in the determination of fair value.
     The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

GROWTH CAPITAL MASTER PORTFOLIO, LLC
(A Limited Liability Company)
Notes to Financial Statements, continued
September 30, 2009
(Unaudited)

	Investment Vehicles
			Change in
	Balance as of		Unrealized		Net	Balance as of
	June 30,	Net Realized	Appreciation/	Transfers	Purchases	September 30,
	2009	Loss	Depreciation	In/Out	(Sales)	2009
Assets
Credit Strategies
Long-Short Credit	$—	$—	$5,808,309	$—	$72,155,100	$77,963,409
Mortgage Related	—	—	827,331	—	15,123,739	15,951,070
Equity Strategies
Long-Short Asia	—	(1,196,572)	107,235	—	27,373,505	26,284,168
Long-Short Emerging	—	—	2,038,215	—	7,073,268	9,111,483
Long-Short Global	—	(584,712)	682,118	—	6,502,186	6,599,592
Long-Short Sector	—	—	1,351,287	—	22,473,933	23,825,220
Long-Short Non-U.S.	—	—	3,050,846	—	18,777,682	21,828,528
Long-Short U.S.	—	—	5,677,020	—	69,917,578	75,594,598
Low Net U.S.			(2,677,600)	—	96,879,411	94,201,811
Low Net Sector	—		(26,277)	—	16,680,742	16,654,465
Short Biased	—	—	(2,826,070)	—	20,440,098	17,614,028
Global Trading
Energy	—	—	(347,114)	—	4,606,512	4,259,398
Multi-Strategy
Multi-Strategy	—	—	6,356,951	—	114,256,960	120,613,911
Special Situations
Environmental	—	—	310,052	—	35,437,853	35,747,905
Mortgage Related	—	—	31,036	—	1,067,227	1,098,263
Private Investment	—	—	8,277	—	2,027,959	2,036,236
Reinsurance	—	—	1,361,347	—	26,530,258	27,891,605

Total Assets	$—	$(1,781,284)	$21,732,963	$—	$557,324,011	$577,275,690

     All net realized gains (losses) and changes in unrealized appreciation/depreciation in the table above are reflected in the accompanying statement of operations. The change in unrealized appreciation/depreciation from Level 3 investments held at September 30, 2009 is $21,732,963.
(k) Derivative Instruments and Hedging Activities
     The Master Portfolio may purchase or sell options and enter into swap agreements as part of a strategy to create investment exposure consistent with the Master Portfolio’s investment objectives. For the period ended September 30, 2009, the Master Portfolio had no derivative activity.
(l) Recently Issued Accounting Pronouncements
     In June 2009, the Financial Accounting Standards Board (the “FASB”) issued Accounting Standard Codification 105-10, “The FASB Accounting Standards Codification and the Hierarchy of

GROWTH CAPITAL MASTER PORTFOLIO, LLC
(A Limited Liability Company)
Notes to Financial Statements, continued
September 30, 2009
(Unaudited)
Generally Accepted Accounting Principles — a replacement of FASB Statement No. 162” (“ASC 105-10”, formerly “SFAS 168”). ASC 105-10 replaces SFAS No. 162, “The Hierarchy of Generally Accepted Accounting Principles” and establishes the “FASB Accounting Standards Codification” (“Codification”) as the source of authoritative accounting principles recognized by the FASB to be applied by nongovernmental entities in the preparation of financial statements in conformity with GAAP. All guidance contained in the Codification carries an equal level of authority. On the effective date of ASC 105-10, the Codification will supersede all then-existing non-SEC accounting and reporting standards. All other non-grandfathered non-SEC accounting literature not included in the Codification will become non-authoritative. ASC 105-10 is effective for financial statements issued for interim and annual periods ending after September 15, 2009. The Board has evaluated this new statement and has determined that it will not have a significant impact on the determination or reporting of the Master Portfolio’s financial statements.
     In September 2009 the FASB issued Accounting Standards Update 2009-12 to ASC 820-10-35, “Investments in Certain Entities that Calculate Net Asset Value Per Share (or Its Equivalent)” (“ASU 2009-12”). ASU 2009-12 amends the Codification in section 820-10, Fair Value Measurements and Disclosures, to permit an entity to measure fair value based on the net asset value per share of the investment, as a practical expedient. ASU 2009-12 also requires certain disclosures by major investment category about the attributes of those investments, including the nature of any restrictions on the investor’s ability to redeem its investments at the measurement date, any unfunded commitments, and the investment strategies of the investees. ASU 2009-12 is effective for interim and annual periods ending after December 15, 2009. The Master Portfolio will adopt the provisions of ASU 2009-12 for its fiscal year ending March 31, 2010 and management is currently evaluating the impact that this will have on the Master Portfolio’s financial statements and related disclosures.
(3) Members’ Capital Accounts
(a) Issuance of Interests
     Upon receipt from an eligible investor of an initial or additional application for interests (“Interests”), which will generally be accepted as of the first day of each month, the Master Portfolio will issue new Interests. The minimum initial investment is $100,000 and all issuances are subject to the receipt of payment in the full amount of the subscription no later than at the close of business on the third business day prior to the applicable subscription date. The Interests have not been registered under the Securities Act of 1933, as amended (the “Securities Act”), or the securities laws of any state. The Master Portfolio issues Interests only in private placement transactions in accordance with Regulation D (or other applicable exemptions under the Securities Act) and similar provisions under state securities laws. No public market exists for the Interests, and none is expected to develop. The Master Portfolio is not required, and does not intend, to hold annual meetings of its members. The Interests are subject to substantial restrictions on transferability and resale and may not be transferred or resold except as permitted under the Master Portfolio’s limited liability company agreement and as described in the Master Portfolio’s PPM.
     The Master Portfolio reserves the right to reject any applications for subscriptions of Interests. The $6,626,000 in contributions received in advance as of September 30, 2009 represents subscriptions for the Master Portfolio’s Interests received prior to the October 2009 closing.

GROWTH CAPITAL MASTER PORTFOLIO, LLC
(A Limited Liability Company)
Notes to Financial Statements, continued
September 30, 2009
(Unaudited)
(b) Allocation of Profits and Losses
     For each fiscal period, generally monthly, net profits or net losses of the Master Portfolio are allocated among and credited to or debited against the capital accounts of all members as of the last day of each fiscal period in accordance with the members’ respective capital account ownership percentage for the fiscal period. Net profits or net losses are measured as the net change in the value of the members’ capital of the Master Portfolio, including any net change in unrealized appreciation or depreciation of investments and income, net of expenses, and realized gains or losses during a fiscal period. Net profits or losses are allocated after giving effect for any initial or additional applications for Interests, which generally occur at the beginning of the month, or any repurchases of Interests.
(c) Repurchase of Interests
     It is expected that members will be provided with the opportunity to have all or any portion of their Interests repurchased by the Master Portfolio on a semi-annual basis. Each such repurchase offer may be limited and will generally apply to 5% to 25% of the net assets of the Master Portfolio. However, no member will have the right to require the Master Portfolio to redeem its Interest. The Board, in its sole discretion, may elect to postpone, suspend or terminate an offer to repurchase Interests. Under the policies and procedures that govern repurchase offers by the Master Portfolio, there will be a substantial period of time between the date as of which members must tender their Interests for repurchase and the date they can expect to receive payment for their Interests from the Master Portfolio.
(4) Investments in Portfolio Securities
(a) Investment Activity
     As of September 30, 2009, the Master Portfolio’s investments were primarily in Investment Vehicles. The $30,000,000 in Prepaid Contributions to Investment Vehicles as of September 30, 2009 represents funding of a portion of October 2009 investments in such Investment Vehicles. The agreements related to investments in Investment Vehicles provide for compensation to the Investment Vehicles’ managers/managing members or advisers in the form of management fees ranging from 1% to 2.5% of net assets annually. In addition, many Investment Vehicles also provide for performance incentive fees/allocations ranging from 10% to 20% of an Investment Vehicle’s net profits, although it is possible that such ranges may be exceeded for certain Investment Managers.
     For the period ending September 30, 2009, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were $82,192,499 and $21,824,009, respectively.
     The cost of the Master Portfolio’s underlying investments for Federal income tax purposes is adjusted for items of taxable income allocated to the Master Portfolio from such investments. The allocated taxable income is generally reported to the Master Portfolio by its underlying investments on Schedule K-1, Forms 1099 or PFIC statements.
     The underlying investments generally do not provide the Master Portfolio with tax reporting information until well after year end and as a result, the Master Portfolio is unable to calculate the year end tax cost of its investments until after year end, when the Master Portfolio tax return is complete. The Master Portfolio’s book cost of investments as of September 30, 2009 was $577,542,727, resulting in

GROWTH CAPITAL MASTER PORTFOLIO, LLC
(A Limited Liability Company)
Notes to Financial Statements, continued
September 30, 2009
(Unaudited)
accumulated net unrealized appreciation of $21,732,963, consisting of $32,149,534 in gross unrealized appreciation and $10,416,571 in gross unrealized depreciation.
(b)	Investment Vehicle Liquidity
     The Investment Vehicles in which the Master Portfolio invests are generally illiquid (except for open-end investment companies). The Master Portfolio may make investments in, or withdrawals from, the Investment Vehicles only at certain times specified in the governing documents of the Investment Vehicles. In addition, the Investment Vehicles may impose certain restrictions on withdrawals, such as lock-ups, gates, or suspension of withdrawal rights under certain circumstances, during which time the Master Portfolio may not withdraw all or part of its interest in an Investment Vehicle, or may withdraw only by paying a penalty (early redemption fee). If adverse market conditions were to develop during any period in which the Master Portfolio is unable to sell Investment Vehicle interests, the Master Portfolio might obtain a less favorable price than that which prevailed when it decided to buy or sell.
     The Investment Vehicles in which the Master Portfolio invests may be thinly traded and have a greater amount of both market and credit risk than many other fixed income instruments. These investments trade in a limited market and may not be able to be immediately liquidated if needed. Value assigned to these investments may differ significantly from the values that would have been used had a broader market for the investments existed. In addition, changes in the market value of securities underlying the Investment Vehicles may be in excess of the amounts recognized on the Statement of Assets, Liabilities and Members’ Capital.
     The Master Portfolio’s investments in Investment Vehicles are categorized in three levels of liquidity, as determined by the Master Portfolio. The categories and percent of total investments in each are as follows at September 30, 2009:

Liquidity Categories	Investments	Category Definition
Category 1 Funds	63.34%	Investment Vehicles that have at least quarterly withdrawal rights and a lock up period of less than two years.

Category 2 Funds	14.91%	Investment Vehicles that have at least quarterly withdrawal rights after a maximum two-year lock up period.

Category 3 Funds	18.08%	Investment Vehicles that (i) have at least annual withdrawal rights after a lock up period of greater than two years or (ii) do not meet this definition or the definition of Categories 1 or 2.

	96.33%

GROWTH CAPITAL MASTER PORTFOLIO, LLC
(A Limited Liability Company)
Notes to Financial Statements, continued
September 30, 2009
(Unaudited)
     Investments in mutual funds, which are considered liquid, represent the remaining 3.67% of the total investments.
(c)	Affiliated Investment Vehicles
     At September 30, 2009, the Master Portfolio’s investments in certain Investment Vehicles were deemed to be investments in affiliated issuers under the 1940 Act, primarily because the Master Portfolio owns more than 5% of the Investment Vehicles’ outstanding shares. The activity resulting from investments in these funds, including interest and dividend payments as well as realized gains and losses, is identified in the Statement of Operations as transactions with affiliated investments. A listing of these affiliated Investment Vehicles (including 2009 activity) is shown below:

		For the Period
		Ended September 30, 2009
	Fair Value	Cost of	Cost of	Appreciation/	Fair Value
Investment Vehicles	6/30/2009	Purchases	Sales	(Depreciation)	9/30/2009
Algebris Global Financials Fund, LP *	$—	$22,473,933	$—	$1,351,287	$23,825,220
Axial Capital Institutional, LP *	—	56,314,302	—	(7,113,215)	49,201,087
BCC MOI, LP *	—	245,167	—	—	245,167
Caspian Capital Partners, L.P. *	—	10,521,375	—	832,409	11,353,784
Caspian Capital Partners, L.P. SIV *	—	1,804,788	—	(48,411)	1,756,377
Durban Capital, LP *	—	5,253,590	—	11,491	5,265,081
Litespeed Partners, LP *	—	18,513,676	—	1,286,431	19,800,107
Lyrical Calhoun Partners, LP **	—	35,437,853	—	310,052	35,747,905
Marble Arch QP Partners, LP *	—	12,122,826	—	1,946,602	14,069,428
Mariner Opportunities Fund, L.P. *	—	11,118,125	—	588,626	11,706,751
Newcastle Special Opportunity Fund V LP **	—	26,530,258	—	1,361,347	27,891,605
P2 Capital Fund, L.P. *	—	7,418,858	—	766,272	8,185,130
P2 Capital II Fund, L.P. **	—	9,162,957	—	2,294,546	11,457,503
Sansar Capital Special Opportunity Fund, L.P. *	—	7,073,268	—	2,038,215	9,111,483
Soundpost Capital, LP *	—	15,127,161	—	1,954,566	17,081,727
Spring Point Contra Partners, LP *	—	20,440,098	—	(2,826,070)	17,614,028
Tricadia Distressed and Special Situations Fund, L.P. *	—	15,123,739	—	827,331	15,951,070

	$—	$274,681,974	$—	$5,581,479	$280,263,453

*	Affiliated investment for which ownership exceeds 5%.

**	Affiliated investment for which ownership exceeds 25%.
(5)	Related Party Transactions and Other Agreements
(a)	Investment Advisory Agreement
     The Adviser has entered into the Advisory Agreement with the Master Portfolio, effective June 30, 2009. The Advisory Agreement provides that the Adviser is responsible, subject to the supervision of the

GROWTH CAPITAL MASTER PORTFOLIO, LLC
(A Limited Liability Company)
Notes to Financial Statements, continued
September 30, 2009
(Unaudited)
Board, for formulating a continuing investment program for the Master Portfolio. The Adviser is authorized to make all decisions regarding the Master Portfolio’s purchase and withdrawals of interests in Investment Vehicles.
     The Master Portfolio will not pay the Adviser an investment management fee for services provided by the Adviser. However, the Adviser charges its family office clients a separate individualized fee for providing a variety of investment management services to them. The fee charged to the Adviser’s family office clients is not intended to cover the fees and expenses of the Adviser in providing investment management services to the Master Portfolio.
(b)	Administration Agreement
     In consideration for administrative, accounting, and recordkeeping services, the Master Portfolio will pay Citi Fund Services Ohio, Inc. (the “Administrator”) a monthly administration fee based on the month-end members’ capital of the Master Portfolio. The Master Portfolio is charged, on an annual basis, 0.065% on the Master Portfolio members’ capital of up to $500 million, 0.055% on the Master Portfolio members’ capital between the amounts of $500 million and $1 billion and 0.045% on the Master Portfolio members’ capital over $1 billion. The asset based fees are payable monthly in arrears and subject to a $540,000 annual minimum, with $10,000 waived for each of the first three months and subsequent waivers to be made as the parties may mutually agree. The Independent Administrator will also provide the Master Portfolio with transfer agency and other investor related services at additional fees and expenses.
     The fees for fund administration and transfer agency services will be paid out of the Master Portfolio’s assets, which will decrease the net profits or increase the net losses of members in the Master Portfolio. The total administration and transfer agency fees incurred for the period ended September 30, 2009 was $136,125.
(c)	Compensation for Directors
     The Master Portfolio, Growth Capital Portfolio, LLC and Growth Capital TEI Portfolio, LLC together pay each of the Directors who is not an “interested person” of the Adviser, as defined in the 1940 Act (the “Independent Directors”) an annual retainer of $30,000, which is paid quarterly, a fee of $3,000 per Board meeting, a fee of $1,500 per interim meeting, a fee of $1,500 per audit committee meeting and an additional fee of $1,875 for the audit committee meeting chairman, which is paid quarterly.
(6)	Indebtedness of the Fund
     The Master Portfolio may borrow money in connection with its investment activities, for temporary cash management purposes, to meet repurchase requests, or for temporary or emergency purposes. The Master Portfolio generally intends to borrow money only in limited circumstances when attractive investment opportunities are available and sufficient cash or other liquid resources are not otherwise available. The Master Portfolio will repay any borrowing incurred using the first available funds, including proceeds from withdrawals from Investment Vehicles or proceeds from the offering of Interests, in order to minimize the interest expense and other borrowing costs. As of September 30, 2009 the Master Portfolio did not have a credit facility in place.

GROWTH CAPITAL MASTER PORTFOLIO, LLC
(A Limited Liability Company)
Notes to Financial Statements, continued
September 30, 2009
(Unaudited)
(7)	Financial Highlights
     Financial highlights for the period ended September 30, 2009 are summarized as follows:

Net investment loss to average members’ capital[1]	-0.66%
Gross Expenses to average members’ capital[1]	0.68%
Net Expenses to average members’ capital[1]	0.66%
Portfolio turnover[2]	4.80%
Total return[3]	3.22%
Members’ capital, end of period	$648,578,546
     A member’s total return and operating ratios may vary from those reflected based on the timing of capital transactions.

[1]	Ratios are calculated by dividing by average members’ capital measured at the end of each month during the period. These ratios have been annualized for periods less than twelve months.

[2]	Not annualized for periods less than twelve months.

[3]	Calculated as geometrically linked monthly returns for each month in the period. Total returns are not annualized for periods less than twelve months.
(8)	Subsequent Events
     The Master Portfolio accepts initial or additional applications for Interests generally as of the first day of the month. Investor subscriptions for Interests totaled approximately $31,733,548 for November and December 2009.
     Based on the net asset value of the Master Portfolio, the Adviser recommended to the Board that a tender offer in an amount of up to $70,000,000 be made for the period ended December 31, 2009 to those members who elect to tender their Interests prior to the expiration of the tender offer period. The Board approved such recommendation and a tender offer notice expiring October 22, 2009 was mailed to the members in the Master Portfolio. A total of 61 requests were received and approximately $20,860,000 of Interests were elected to be tendered.
     The Master Portfolio has evaluated subsequent events through November 30, 2009, which is the date these financial statements were issued.

GROWTH CAPITAL MASTER PORTFOLIO, LLC
(A Limited Liability Company)
Supplemental Information
September 30, 2009
(Unaudited)
Directors and Officers
     The Master Portfolio’s operations are managed under the direction and oversight of the Board of Directors (the “Board” and each member a “Director”). Each Director serves for an indefinite term or until he or she reaches mandatory retirement, if any, as established by the Board. The Board appoints the officers of the Master Portfolio who are responsible for the Master Portfolio’s day-to-day business decisions based on policies set by the Board. The officers serve at the pleasure of the Board.
Allocation of Investments
     The following chart indicates the allocation of investments among the asset classes in the Master Portfolio as of September 30, 2009.

Asset Class[1]	Fair Value	%
Credit Strategies	$107,914,479	18.01
Equity Strategies	299,713,893	50.01
Global Trading	4,259,398	0.71
Multi-Strategy	120,613,911	20.13
Special Situations	66,774,009	11.14

	$599,275,690	100.00

[1]	The complete list of investments included in the following asset class categories are included in the Schedule of Investments of the Master Portfolio.
Form N-Q Filings
     The Master Portfolio files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Master Portfolio’s Form N-Q is available on the Securities and Exchange Commission website at http://www.sec.gov. The Master Portfolio’s Form N-Q may be reviewed and copied at the Securities and Exchange Commission Public Reference Room in Washington, DC and information regarding operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Proxy Voting Policies
     A description of the policies and procedures that the Master Portfolio uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-338-3559; and (ii) on the Securities and Exchange Commission website at http://www.sec.gov.

GROWTH CAPITAL MASTER PORTFOLIO, LLC
(A Limited Liability Company)
Supplemental Information, continued
September 30, 2009
(Unaudited)
     Information regarding the Master Portfolio voted proxies relating to portfolio securities during the period ended June 30 is available (i) without charge, upon request, by calling 1-800-338-3559; and (ii) on the Securities and Exchange Commission website at http://www.sec.gov.
     The Master Portfolio’s private placement memorandum (the “PPM”) includes additional information about directors of the Master Portfolio. The PPM is available, without charge, upon request by calling 1-800-338-3559.
Board of Directors Consideration of the Investment Advisory Agreement
     In accordance with the Investment Company Act of 1940, as amended (“1940 Act”), the investment advisory agreement (“Advisory Agreement”) between GenSpring Family Offices, LLC (“Adviser”) and Growth Capital Master Portfolio, LLC (“Master Portfolio”) must be initially approved by (i) the vote of the Board of Directors of the Master Portfolio (“Directors” or “Board members”) or a vote of the shareholders of the Master Portfolio and (ii) the vote of a majority of the Directors who are not parties to the agreement or “interested persons” of any party to the investment advisory agreement, as defined in the 1940 Act (“Independent Directors”), cast in person at a meeting called for the purpose of voting on such approval.
     At the May 14, 2009 Organizational Meeting of the Board of Directors for the Master Portfolio, the Board considered the approval of the Advisory Agreement. In preparation for this meeting, the Board members requested and reviewed a wide variety of information from the Adviser, which the Board determined to be reasonably necessary to evaluate the Advisory Agreement. The Directors used this information, as well as other information that the Adviser and other service providers submitted to the Board, to help them decide whether to approve the Advisory Agreement. The Board also received a detailed memorandum from Dechert LLP, counsel to the Master Portfolio and the Board, regarding the responsibilities of the Board members in connection with their consideration of the Advisory Agreement.
     As discussed below, the Board considered many factors and a significant amount of information in evaluating whether the Advisory Agreement and the fees provided therein with respect to the Master Portfolio should be approved. The Board was advised by independent legal counsel to the Master Portfolio with respect to its deliberations regarding the approval of the Advisory Agreement. The discussion below is not intended to be all-inclusive or intended to touch on every fact that the Board took into consideration regarding the approval of the Advisory Agreement. The determination to approve the Advisory Agreement was made on the basis of each Director’s business judgment after consideration of all the information presented. It is important to recognize that individual Directors may have given different weight to certain factors and assigned various degrees of materiality to information received in connection with the approval process.
     In evaluating the Advisory Agreement, the Board reviewed materials furnished by the Adviser, including information regarding the Adviser’s personnel, operations and financial condition. Specifically, the Board considered, among other matters: (1) the nature, extent and quality of the investment management services to be provided to the Master Portfolio by the

GROWTH CAPITAL MASTER PORTFOLIO, LLC
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Adviser, including information on the investment performance of the Adviser; (2) the costs of the services to be provided to the Master Portfolio and projected profitability to the Adviser of its relationship with the Master Portfolio; (3) the proposed advisory fee and total expense ratio of the Master Portfolio compared to a relevant peer group of funds; and (4) other benefits that are expected to be derived by the Adviser from its relationship with the Master Portfolio.
Nature, Extent and Quality of Services. With respect to this factor, the Board considered:
•	the general experience, business, operations and financial condition of the Adviser. In connection with these considerations, the Board was presented with detailed information concerning the organizational structure of the Adviser, the family office business of the Adviser, the number of family office clients serviced by the Adviser, the assets under management by the Adviser; and the financial condition and ownership of the Adviser;

•	the qualifications of management of the Adviser and the background and experience of the investment personnel that would be providing portfolio management services to the Master Portfolio. In connection with these considerations, the Board was presented with detailed information concerning key portfolio management positions at the Adviser, the depth of the Adviser’s portfolio management team and the ability of the Adviser to retain such personnel;

•	the Adviser’s disciplined investment approach and commitment to certain investment principles;

•	the Adviser’s reputation, expertise and resources in investing in the types of securities that would be purchased by the Master Portfolio;

•	the investment advisory services that are expected to be provided to the Master Portfolio by the Adviser in the upcoming year;

•	the Adviser’s performance in connection with two unregistered funds that were merged into the Master Portfolio;

•	the information provided by the Adviser in its Form ADV and in response to a detailed series of questions submitted by independent counsel to the Directors and the Master Portfolio;

•	the Adviser’s significant compliance and tax reporting efforts, its oversight of sales of Interests in the Master Portfolio; and the Adviser’s expected oversight of and interaction with the various service providers for the Master Portfolio; and

•	the terms of the Advisory Agreement.
     Based on these and other factors, the Board concluded that the nature, extent and quality of the management and advisory services to be provided by the Adviser were appropriate and supported a decision to approve the Advisory Agreement.
Costs of Services and Projected Profitability. The Board considered information provided by the Adviser regarding the costs of services and projected profitability of the Adviser with respect

GROWTH CAPITAL MASTER PORTFOLIO, LLC
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(Unaudited)
to the Master Portfolio and the related registered investment companies that invest all of their assets in the Master Portfolio, including
•	the estimated overall fees and operating expenses for the Master Portfolio as compared with those for similar registered investment companies;

•	the level of the investment advisory fees that the Adviser proposed to charge the Master Portfolio compared with the fees the Adviser charges to other accounts or funds for which it provides investment advisory services; and

•	financial information regarding the Adviser.
     Based on these facts, the Board concluded that (i) the projected profitability of the Master Portfolio to the Adviser under the Advisory Agreement was not unreasonable in light of the costs related to the services that the Adviser provides to the Fund and (ii) the Adviser was financially able to provide investment advisory services to the Master Portfolio.
Economies of Scale. With respect to this factor, the Board noted that, under the Advisory Agreement, the proposed advisory fee for the Master Portfolio is 0.00%. As a result, the Board concluded that there was no issue as to whether economies of scale with respect to the advisory fee should be considered.
Other Benefits. The Board considered the other benefits that the Adviser might gain from its relationship with the Master Portfolio, derived from the Adviser’s desire to provide its family office clients with investment options that were designed to better meet the needs of its family office clients. The Board concluded that, to the extent such benefits are quantifiable, the benefits to the Adviser are reasonable and fair, result from the provision of appropriate services to the Master Portfolio and investors therein, and are in the best interests of the Master Portfolio and its members.
Conclusion. Prior to voting, the Board reviewed in executive session with independent counsel the legal standards applicable to the Board’s consideration of the approval of the Advisory Agreement. Based upon its review and consideration of all of the information requested and provided to the Board and the factors addressed above, the Board concluded that the proposed Advisory Agreement between the Master Portfolio and the Adviser was fair and reasonable in light of the services to be provided to the Master Portfolio and such other matters as the Board considered relevant in the exercise of its reasonable business judgment. Consequently, the Board unanimously approved the proposed Advisory Agreement.

Item 2. Code of Ethics.
Not applicable — only for annual reports.
Item 3. Audit Committee Financial Expert.
Not applicable — only for annual reports.
Item 4. Principal Accountant Fees and Services.
Not applicable — only for annual reports.
Item 5. Audit Committee of Listed Registrants.
Not applicable.
Item 6. Schedule of Investments.
(a)	Schedule of Investments as of the close of the reporting period is included in the report to the shareholders filed under item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
There have been no material changes to procedures by which the shareholders may recommend nominees to the registrant’s Board of Trustees.
Item 11. Controls and Procedures.
(a)The registrant’s President and Treasurer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b)There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)(1) Not applicable — Only effective for annual reports.
(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.
(a)(3) Not applicable
(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Growth Capital TEI Portfolio, LLC

By (Signature and Title)	/s/ Martin R. Dean

Martin R. Dean, Treasurer
Date November 30, 2009
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Maria Elena Lagomasino

Maria Elena Lagomasino, President
Date November 30, 2009

By (Signature and Title)	/s/ Martin R. Dean

Martin R. Dean, Treasurer
Date November 30, 2009